EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2018
EMPLOYEE DEFINED CONTRIBUTION PLAN
EMPLOYEE DEFINED CONTRIBUTION PLAN

18.         EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund, unemployment insurance and other welfare benefits are provided to employees. Chinese labor regulations require that the Group's PRC entities make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were $9,361, $12,748 and $12,868 for the years ended December 31, 2016, 2017 and 2018, respectively.